SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock subject to possible redemption, beginning balance	$ 1,917,309	$ 1,917,309
Release of common stock subject to redemption	$ (916,093)	(916,093)
Common stock subject to possible redemption, beginning balance
Common Class Subject to Redemption [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock subject to possible redemption shares, beginning balance	5,796	5,796
Common stock subject to possible redemption, beginning balance	$ 1,917,309	$ 1,917,309
Redemption, shares		(3,163)
Redemption		$ (1,001,216)
Release of common stock subject to redemption, shares		(2,633)
Release of common stock subject to redemption		$ (916,093)
Common stock subject to possible redemption shares, ending balance
Common stock subject to possible redemption, beginning balance